Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
T. Rowe Price QM U.S. Bond ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	1.61%	5.66%	(13.42%)